UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-4374

Strong Money Market Fund, Inc., on behalf of the Strong Money Market Fund (Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2005

Date of reporting period:  January 31, 2005


Item 1.   Schedule of Investments

Strong Money Market Fund
January 31, 2005 (Unaudited)
                                                                     Principal    Yield to   Maturity
                                                                      Amount      Maturity   Date (c)     Amortized Cost
---------------------------------------------------------------------------------------------------------------------------
Commercial Paper 55.6%
Abbey National North America LLC (b)                                  $15,000,000       2.45%   2/22/05       $ 14,978,563
Amsterdam Funding Corporation (a)                                      15,000,000       2.33    2/08/05         14,993,204
Atlantis One Funding Corporation (a) (b)                               14,000,000       2.34    2/10/05         13,991,810
Blue Ridge Asset Funding Corporation (a) (b)                           15,000,000       2.35    2/11/05         14,990,208
CBA Finance, Inc.                                                      15,000,000       2.31    2/07/05         14,994,225
Citigroup Global Market Holdings, Inc.                                 15,000,000       2.30    2/10/05         14,991,375
Compass Securitization LLC (a) (b)                                      1,280,000       2.30    2/10/05          1,279,264
Concord Minuteman Capital Company LLC Series A (a)                     10,000,000       2.35    2/11/05          9,993,472
DnB NOR Bank ASA                                                       15,000,000       2.44    2/24/05         14,976,617
DaimlerChrysler Revolving Auto Conduit LLC Series I                    15,000,000       2.35    2/10/05         14,991,188
Den Norske Statutory Oljeselskap SA (a)                                13,000,000       2.38    2/17/05         12,986,249
Dexia Delaware LLC                                                     15,000,000       2.34    2/11/05         14,990,271
Diageo Capital PLC (a)                                                 15,000,000       2.23    2/01/05         15,000,000
Edison Asset Securitization LLC (a)                                    15,000,000       2.47    2/24/05         14,976,329
Eureka Securitization, Inc. (a) (b)                                     5,750,000       2.35    2/09/05          5,746,997
                                                                        8,000,000       2.35    2/10/05          7,995,300
Falcon Asset Securitization Corporation (a)                            15,000,000       2.28    2/04/05         14,997,150
Fortis Funding LLC (a) (b)                                             15,000,000       2.50    2/15/05         14,985,417
Goldman Sachs Group LP                                                 15,000,000       2.40    2/25/05         14,976,000
GovCo, Inc. (a) (b)                                                    15,000,000       2.34    2/09/05         14,992,200
Gulf Coast Waste Disposal Authority PCR (b)                            15,300,000       2.36    2/04/05         15,300,000
ING U.S. Funding LLC (b)                                                3,500,000       2.27    2/02/05          3,499,779
KFW International Finance, Inc. (a) (b)                                15,000,000       2.26    2/04/05         14,997,175
K2 USA LLC (a)                                                         14,500,000       2.40    2/15/05         14,486,467
Liberty Street Funding Corporation (a)                                 14,500,000       2.43    2/17/05         14,484,340
Long Island College Hospital (b)                                        9,200,000       2.33    2/04/05          9,198,214
Moat Funding LLC (a)                                                   15,000,000       2.34    2/11/05         14,990,250
National Australia Funding, Inc. (b)                                    3,950,000       2.27    2/01/05          3,950,000
                                                                       11,000,000       2.28    2/11/05         10,993,033
Nestle Capital Corporation (a)                                         15,000,000       2.30    2/09/05         14,992,333
Nieuw Amsterdam Receivables Corporation (a) (b)                        15,000,000       2.33    2/10/05         14,991,263
Nordea North America, Inc. (b)                                         15,000,000       2.45    3/15/05         14,957,125
Old Line Funding Corporation (a) (b)                                   10,300,000       2.34    2/01/05         10,300,000
Preferred Receivables Funding Corporation (a) (b)                      30,000,000       2.53    2/22/05         14,977,863
Rabobank USA Financial Corporation                                     10,000,000       2.27    2/04/05          9,998,108
SBC Communications, Inc. (a)                                           15,000,000       2.50    2/23/05         14,977,083
Sheffield Receivables Corporation (a) (b)                              15,000,000       2.34    2/11/05         14,990,250
Societe Generale North America, Inc.                                   15,000,000       2.50    3/01/05         14,970,833
Southern Company (a)                                                   15,000,000       2.49    2/25/05         14,975,100
Ticonderoga Funding LLC (a) (b)                                        15,000,000       2.53    3/01/05         14,970,483
Transamerica Asset Funding Corporation (a)                             15,000,000       2.35    2/11/05         14,990,208
Variable Funding Capital Corporation (a) (b)                           15,000,000       2.52    3/02/05         14,969,550
Windmill Funding Corporation (a) (b)                                    8,500,000       2.33    2/07/05          8,496,699
---------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                                         557,281,995
---------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Put Bonds 19.0%
Alaska HFC                                                              9,940,000       2.37    2/03/05          9,940,000
Aurora, Kane & DuPage Counties, Illinois IDR                            3,660,000       2.60    2/03/05          3,660,000
Botsford General Hospital Revenue                                       5,000,000       2.52    2/01/05          5,000,000
CEI Capital LLC                                                         5,865,000       2.55    2/03/05          5,865,000
Colorado HFA                                                           30,000,000       2.38    2/02/05         30,000,000
Colorado HFA Multi-Family Revenue                                       5,275,000       2.38    2/02/05          5,275,000
Convenience Holding Company LLC                                         2,905,000       2.60    2/03/05          2,905,000
Cornerstone Funding Corporation I:
 Series 2001A                                                           9,700,000       2.57    2/03/05          9,700,000
 Series 2001D                                                          10,083,000       2.57    2/03/05         10,083,000
 Series 2003D                                                           4,948,000       2.54    2/03/05          4,948,000
Delta Student Housing, Inc. Arkansas Student Housing Revenue -
University of Arkansas Project                                          5,170,000       2.60    2/03/05          5,170,000

Denver, Colorado City and County Airport Revenue Refunding                900,000       2.47    2/02/05            900,000
Derry Township, Pennsylvania Industrial & CDA Facility Revenue -
Giant Center Project                                                      200,000       2.56    2/03/05            200,000
ETC Holdings LLC                                                        5,400,000       2.52    2/01/05          5,400,000
Franklin Avenue Associates LP                                           8,580,000       2.60    2/01/05          8,580,000
Geneva Building LLC/Madison Building LLC/Milwaukee Building LLC         1,590,000       2.63    2/03/05          1,590,000
Headquarters Partnership, Ltd.                                          6,790,000       2.60    2/03/05          6,790,000
LP Pinewood SPV LLC                                                    10,000,000       2.55    2/03/05         10,000,000
Mississippi Business Finance Corporation IDR - GE Plastics
Project                                                                 5,000,000       2.38    2/01/05          5,000,000
Moondance Enterprises LP                                                7,285,000       2.56    2/03/05          7,285,000
New Jersey EDA EDR - MSNBC/CNBC Project                                 3,800,000       2.38    2/01/05          3,800,000
Oklahoma Christian University, Inc.                                     7,200,000       2.60    2/03/05          7,200,000
R.M. Greene, Inc.                                                       3,395,000       2.60    2/03/05          3,395,000
Radiation Oncology Partners LLP                                         4,355,000       2.60    2/03/05          4,355,000
Sea Island Company & Sea Island Coastal Properties LLC                 10,000,000       2.62    2/03/05         10,000,000
Sussex, Wisconsin IDR - Rotating Equipment Project                      1,180,000       2.63    2/03/05          1,180,000
Tifton Mall, Inc.                                                       6,765,000       2.60    2/03/05          6,765,000
Todd Shopping Center LLC                                                9,500,000       2.55    2/02/05          9,500,000
Virginia Health Services, Inc.                                          5,757,000       2.55    2/02/05          5,757,000
---------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Put Bonds                                                                          190,243,000
---------------------------------------------------------------------------------------------------------------------------
United States Government & Agency Issues 12.2%
FNMA Notes:
 1.40%, Due 3/29/05                                                    15,000,000       1.40    3/29/05         15,000,000
 1.40%, Due 5/03/05                                                     5,500,000       1.40    5/03/05          5,500,000
 1.61%, Due 5/13/05                                                     5,000,000       1.61    5/13/05          5,000,000
 1.75%, Due 5/23/05                                                    15,000,000       1.75    5/23/05         15,000,000
 1.80%, Due 5/27/05                                                     9,000,000       1.80    5/27/05          9,000,000
Federal Home Loan Bank Notes:
 1.35%, Due 4/15/05                                                     5,000,000       1.35    4/15/05          5,000,000
 1.35%, Due 4/29/05                                                     6,000,000       1.35    4/29/05          6,000,000
 1.40%, Due 2/25/05                                                    10,000,000       1.40    2/25/05         10,000,000
 1.43%, Due 3/11/05                                                    10,000,000       1.43    3/11/05         10,000,000
 1.50%, Due 2/28/05                                                    12,000,000       1.50    2/28/05         12,000,000
 1.55%, Due 5/06/05                                                     6,000,000       1.55    5/06/05          6,000,000
 1.66%, Due 5/16/05                                                    15,000,000       1.66    5/16/05         15,000,000
 2.02%, Due 6/08/05                                                     9,000,000       2.02    6/08/05          9,000,000
---------------------------------------------------------------------------------------------------------------------------
Total United States Government & Agency Issues                                                                 122,500,000
---------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements 13.3%
ABN AMRO Inc. (Dated 1/31/05 ), 2.47%, Due 2/01/05  (Repurchase
proceeds $133,832,182); Collateralized by: United States
Government & Agency Issues                                            133,823,000       2.47    2/01/05        133,823,000
State Street Bank (Dated 1/31/05), 0.85%, Due 2/01/05
(Repurchase proceeds $139,603); Collateralized by: United States
Government & Agency Issues                                                139,600       0.85    2/01/05            139,600
---------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                                                    133,962,600
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
Total Investments in Securities 100.1%                                                                       1,003,987,595
Other Assets and Liabilities, Net (0.1%)                                                                        (1,136,571)
---------------------------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                                           $1,002,851,024
===========================================================================================================================

LEGEND
-------------------------------------------------------------------------------
(a) Restricted security.
(b) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(c) Maturity date represents actual maturity or the longer of the next put date or interest adjustment date. For U.S. Government Agency Securities, maturity date represents actual maturity or the next interest adjustment date.

Percentages are stated as a percent of net assets.

ABBREVIATIONS
-------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    --- Bond Anticipation Notes
BP     --- Basis Points
CDA    --- Commercial Development Authority
CDR    --- Commercial Development Revenue
COP    --- Certificates of Participation
DFA    --- Development Finance Authority
EDA    --- Economic Development Authority
EDC    --- Economic Development Corporation
EDFA   --- Economic Development Finance Authority
EDR    --- Economic Development Revenue
EFA    --- Educational Facilities Authority
EXTRAS --- Extendable Rate Adjustable Securities
GO     --- General Obligation
HDA    --- Housing Development Authority
HDC    --- Housing Development Corporation
HFA    --- Housing Finance Authority
HFC    --- Housing Finance Corporation
IBA    --- Industrial Building Authority
IBR    --- Industrial Building Revenue
IDA    --- Industrial Development Authority
IDB    --- Industrial Development Board
IDC    --- Industrial Development Corporation
IDFA   --- Industrial Development Finance Authority
IDR    --- Industrial Development Revenue
IFA    --- Investment Finance Authority
MERLOT --- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   --- Multi-Family Housing Revenue
MFMR   --- Multi-Family Mortgage Revenue
PCFA   --- Pollution Control Financing Authority
PCR    --- Pollution Control Revenue
RAN    --- Revenue Anticipation Notes
SFHR   --- Single Family Housing Revenue
SFMR   --- Single Family Mortgage Revenue
TAN    --- Tax Anticipation Notes
TRAN   --- Tax and Revenue Anticipation Notes


This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Money Market Fund, Inc., on behalf of the Strong Money Market Fund



By:      /s/ Dana J. Russart
         ------------------------------
         Dana J. Russart, Principal Executive Officer

Date:    March 30, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    March 30, 2005